Related Party Transactions - Schedule of Related Party Transactions (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Related Party Transaction [Line Items]
Related party transactions, sales		¥ 621,845	$ 95,302	¥ 447,350	¥ 473,590
Related party transactions, service provided		162,045	24,834	123,423	99,073
Related party transactions, interest income		63,558	9,741	47,459	50,968
Ping An Group [Member]
Related Party Transaction [Line Items]
Related party transactions, interest income		63,558	9,741	47,459	50,968
Ping An Group [Member] | Commission Fee And Advertising Service [Member]
Related Party Transaction [Line Items]
Related party transactions, sales	[1]	621,845	95,302	447,010	473,466
Ping An Group [Member] | Rental Property Management And Other Miscellaneous Services [Member]
Related Party Transaction [Line Items]
Related party transactions, service provided	[2]	156,420	23,972	107,706	88,658
Other Related Parties [Member]
Related Party Transaction [Line Items]
Related party transactions, sales		0	0	340	124
Related party transactions, service provided		¥ 5,625	$ 862	¥ 15,717	¥ 10,415

[1]	The amount represents the commission fee for transaction facilitation service on financial product including loan and insurance products, advertising services and technical services provided to Ping An Group.
[2]	The amount represents rental and property management services, technical services, other miscellaneous services and assets provided by Ping An Group.